CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
OPERATING ACTIVITIES
Net income	$ 2,847	$ 2,731
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	164	209
Loss on sale of securities	0	5
Amortization of intangibles	49	49
Net accretion of loans and securities	(33)	(86)
Income from investment in life insurance	(244)	(243)
Decrease (increase) in other assets	1,190	(71)
Decrease in other liabilities	(1,921)	(278)
Net cash provided by operating activities	2,052	2,316
INVESTING ACTIVITIES
Purchase of securities	(36,022)	(21,754)
Maturities and calls of securities	8,815	22,766
Redemption of restricted investments in bank stock	423	0
Net decrease in loans	1,023	6,982
Proceeds from sale of foreclosed real estate	1	2
Purchase of premises and equipment	(33)	(109)
Net cash provided by (used in) investing activities	(25,793)	7,887
FINANCING ACTIVITIES
Net increase in deposits	13,941	4,649
Increase (decrease) in other short-term borrowings	12,425	(14,200)
Dividends paid	(1,259)	(1,259)
Net cash provided by (used in) financing activities	25,107	(10,810)
Increase (decrease) in cash and cash equivalents	1,366	(607)
Cash and cash equivalents at beginning of year	5,594	6,741
Cash and cash equivalents at end of quarter	6,960	6,134
Cash paid during the period for:
Interest	1,144	1,533
Income Taxes	$ 625	$ 800